Subordinated Debentures-Schedule of Net of Holdings in Debentures (Parenthetical) (Detail) $ in Millions, ¥ in Billions	12 Months Ended
	Oct. 31, 2018 USD ($)	Oct. 31, 2017 USD ($)	Oct. 31, 2018 JPY (¥)	Apr. 09, 2018 JPY (¥)	Nov. 29, 2017 JPY (¥)	Oct. 31, 2017 JPY (¥)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis	2.648%		2.648%
Borrowings interest rate	4.65%		4.65%
October 2024 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Oct. 18, 2017	Oct. 18, 2017
Borrowings interest rate basis	After October 18, 2019, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.14%.
Borrowings, adjustment to interest rate basis	1.14%	1.14%	1.14%			1.14%
June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	Redeemable at any time.
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Dec. 08, 2020	Dec. 08, 2020
Borrowings interest rate basis	After December 8, 2020, interest will be payable at an annual rate equal to the 90 day bankers’ acceptance rate plus 2.19%.
Borrowings, adjustment to interest rate basis	2.19%	2.19%	2.19%			2.19%
December 2025 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$1,250 million. Interest will be payable semi-annually in arrears on June 16 and December 16 of each year
Carrying value | $	$ 1,250	$ 1,250
March 2027 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Mar. 30, 2022	Mar. 30, 2022
Borrowings interest rate basis	After March 30, 2022, interest will be payable at an annual rate equal to the 90-day bankers’ acceptance rate plus 1.19%.
Borrowings, adjustment to interest rate basis	1.19%	1.19%	1.19%			1.19%
November 2037 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Nov. 20, 2017	Nov. 20, 2017
Borrowings interest rate basis	JPY 10 billion. Redeemed on November 20, 2017.
Carrying value			¥ 10			¥ 10
April 2038 [member]
Disclosure of detailed information about borrowings [line items]
Redemption Date	Apr. 09, 2018	Apr. 09, 2018
Borrowings interest rate basis	JPY 10 billion. Redeemed on April 9, 2018.
Carrying value			¥ 10			¥ 10
April 2038 [member] | Redemption of notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate				3.37%
Subordinated debentures at par value				¥ 10
August 2085 [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate basis	US$99 million bearing interest at a floating rate of the offered rate for six-month Eurodollar deposits plus 0.125%. Redeemable on any interest payment date.
Borrowings, adjustment to interest rate basis	0.125%	0.125%	0.125%			0.125%
Carrying value | $	$ 99	$ 99
November 2038 [Member] | Redemption of notes [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate					3.015%
Subordinated debentures at par value					¥ 10